Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies

Note 12. Commitment and Contingency

Contractual Commitment

The Company entered into a picoplatin API commercial supply agreement with Heraeus in March 2008. Under this agreement Heraeus will produce the picoplatin API to be used for preparing picoplatin finished drug product for commercial use. Manufacturing services are provided on a purchase order, fixed-fee basis, subject to certain purchase price adjustments and minimum quantity requirements. The costs to Heraeus for the purchase and set-up of dedicated equipment as required under the commercial supply agreement, will be repaid by the Company in the form of a surcharge on an agreed upon amount of the picoplatin API ordered and delivered on or before December 31, 2013. If the Company orders and takes delivery of less than the agreed upon amount of picoplatin API through December 31, 2013, it will be obligated to pay the balance of the dedicated equipment cost as of that date. As of December 31, 2009, Heraeus had completed construction of the dedicated equipment at a total cost of approximately $1,485,000. The Company determined that the equipment should be accounted for as a capital lease and accordingly recognized an asset and long-term obligation for the equipment of $1,485,000 on its consolidated balance sheet as of December 31, 2009. The Company will reflect the surcharge payments as reductions to the capital lease balance outstanding, and will accrete a finance charge to interest expense as specified under the agreement. The balance of the obligation at June 30, 2011 was $1,618,000, including accreted interest of approximately $133,000. The Company does not anticipate beginning production of commercial supplies of picoplatin API, thereby utilizing the dedicated equipment, within the next 12 months and has, therefore, classified the obligation as long-term. Future minimum payments for the obligation as of June 30, 2011 are approximately $1,841,000. Because payments are determined based on the production of commercial supplies, which have been delayed, the Company is not able to identify payment totals for each of the years after June 30, 2011, but assumes that the entire amount of $1,841,000 will be paid no later than December 31, 2013. Due to the delay in the Company's plans for the commercialization of picoplatin, the Company determined that its capital lease asset for equipment under the Heraeus agreement was impaired as of December 31, 2009 and, therefore, recognized an asset impairment charge of $1,485,000 in the consolidated statement of operations for the year ended December 31, 2009.

Contingency

On June 27, 2011, a putative class action lawsuit was filed in the Superior Court of California, San Francisco County, against Poniard, its board of directors and Allozyne. The action, titled Aronheim v. Poniard Pharmaceuticals, Inc., et al. (Case Number: CGC-11-512033) alleges in summary that, in connection with the proposed merger with Allozyne, the members of the Poniard board of directors breached their fiduciary duties by purportedly conducting an unfair sale process and agreeing to an unfair sale price, by purportedly making inadequate disclosures about the merger, and by purportedly engineering the proposed merger to provide them with improper personal benefits. The action also alleges that Poniard and Allozyne aided and abetted the Poniard board members' purported breaches of fiduciary duty. The plaintiff seeks, among other things, a declaration that the suit can be maintained as a class action, a declaration that the Merger Agreement was entered into in breach of the Poniard board members' fiduciary duties, rescission of the Merger Agreement, an injunction against the proposed merger, a directive that the Poniard board members exercise their fiduciary duties to obtain a transaction that is in the best interests of Poniard's shareholders, the imposition of a constructive trust in favor of the plaintiff and the class upon any benefits improperly received by the Poniard board members as a result of their purportedly wrongful conduct and fees and costs. Poniard and its board of directors believe that the claims are without merit and intend to vigorously defend against them. As a loss is not deemed probable at this time, the Company has not recorded a liability related to this suit. Further, an estimate of the possible loss or range of loss cannot be made at this time.

On August 24, 2011, a putative class action lawsuit was filed in the Superior Court of California, San Francisco County, against Poniard and its board of directors, as well as against Poniard's Chief Executive Officer, its President and Chief Medical Officer, its Interim Chief Financial Officer, its Senior Vice President of Corporate Development, and its Vice President, Legal and Corporate Secretary. The action, titled Wing Sze Wu v. Robert S. Basso, et al. (Case Number: CGC-11-513652), alleges in summary that the members of the Poniard board of directors breached their fiduciary duties by agreeing to pay purportedly excessive compensation and benefits to Poniard's senior management, that such members of Poniard's senior management were allegedly unjustly enriched when they received such executive compensation and benefits, that Poniard's board of directors breached their fiduciary duties by conducting a purportedly unfair sale process in connection with the proposed transaction with Allozyne and agreeing to an allegedly unfair and dilutive sale price and a transaction that included improper "deal protection measures," and by providing allegedly materially inadequate disclosures and material disclosure omissions to Poniard's shareholders. The plaintiff seeks, among other things, a declaration that the suit can be maintained as a class action, an injunction against the proposed merger, rescission of the proposed merger to the extent it occurs before final judgment in the lawsuit or recissory damages, a directive that the defendants account for all damages allegedly caused by them and account for all profits and special benefits obtained as a result of their alleged breaches of their fiduciary duties, and for costs, attorneys fees, expenses and such other relief as the court deems just and proper. Poniard, its board of directors and Poniard's management believe that the claims are without merit and intend to vigorously defend against them. As a loss is not deemed probable at this time, the Company has not recorded a liability related to this suit. Further, an estimate of the possible loss or range of loss cannot be made at this time.

Note 8. Commitments and Contingencies

The Company entered into an API commercial supply agreement with W.C. Heraeus ("Heraeus") in March 2008. Under this agreement Heraeus will produce picoplatin API to be used for preparing picoplatin finished drug product for commercial use. Manufacturing services are provided on a purchase order, fixed-fee basis, subject to certain purchase price adjustments and minimum quantity requirements. The costs to Heraeus for the purchase and set-up of dedicated manufacturing equipment ("equipment") as required under the commercial supply agreement will be repaid by the Company in the form of a surcharge on an agreed upon amount of the picoplatin API ordered and delivered on or before December 31, 2013. If the Company orders and takes delivery of less than the agreed upon amount of picoplatin API through December 31, 2013, it will be obligated to pay the balance of the equipment cost as of that date. Heraeus completed construction of the equipment as of December 31, 2009, at a total cost of approximately $1,485,000. The Company determined that the equipment should be accounted for as a capital lease and accordingly recognized an asset and long-term obligation for the equipment of $1,485,000 on its consolidated balance sheet as of December 31, 2009. The Company will reflect the surcharge payments as reductions to the capital lease balance outstanding, and will accrete a finance charge to interest expense as specified under the agreement at a rate of 8% per annum. The capital lease obligation as of December 31, 2010, is $1,574,000, including accreted finance charge. The Company does not anticipate utilizing the dedicated equipment before 2012 and has, therefore, classified the obligation as long-term. Future minimum payments for the obligation as of December 31, 2010 are approximately $1,841,000. Because payments are determined based on the production of commercial supplies, which have been delayed, the Company is not able to identify payment totals for each of the years after December 31, 2010, but assumes that the entire amount of $1,841,000 will be paid no later than December 31, 2013. Due to the delay in the Company's plans for the commercialization of picoplatin, which it does not anticipate will occur before 2014, if at all, the Company determined that its capital lease asset for equipment under the Heraeus agreement was impaired as of December 31, 2009 and, therefore, recognized an impairment charge of $1,485,000 in the consolidated statement of operations for 2009.

The Company leases the office space for its principal locations under various leasing arrangements. The Company's headquarters are located in San Francisco, California, where it rents approximately 1,500 square feet of office space under a one year cost sharing agreement with VIA Pharmaceuticals, Inc., effective September 2010. This lease is cancelable upon 30 days prior notice. Base rent for this lease is approximately $5,200 per month.

Prior to September 2010, the Company was headquartered in South San Francisco where it leases approximately 17,000 square feet of office space under a lease agreement that expires on July 10, 2011. Base rental payments under this lease are approximately $56,400 per month as of December 31, 2010. On February 12, 2010, the Company entered into a sublease agreement with Veracyte, Inc., pursuant to which Veracyte leased from the Company, effective March 1, 2010, approximately 11,000 square feet of the Company's South San Francisco office space. Base rent for this subleased space was $17,600 per month. On September 1, 2010, the subleased space expanded to encompass the entire 17,000 square feet of office space. After delivery of this expanded sublease space, base rent increased to $28,124 per month through expiration of the lease on July 10, 2011. The Company's sublease with Veracyte does not modify or limit the terms and conditions of the Company's original lease with the landlord, or waive any rights or remedies of the landlord, except that the landlord releases the Company from obligations under the original lease to remove alterations or repair or restore the office space upon expiration of the original lease or following a casualty occurring during the term of the original lease.

The Company also leases approximately 3,800 square feet of office space in Seattle, Washington under a one year lease effective November 2010. This lease is cancelable upon 30 days prior notice. Base rent for this space is approximately $7,300 per month. Prior to November 2010, the Company leased approximately 21,000 square feet of office space in the same building under an amended lease that was to expire December 31, 2010, with a monthly base rent of $45,000. This lease was terminated by mutual agreement of the Company and the landlord effective November 24, 2010.

The Company has operating leases for office equipment in both the San Francisco and Seattle locations, including a non-cancelable operating lease which expires November 2012. Base rent expense under this non-cancelable lease is approximately $4,000 per year.

Upon subleasing in September 2010 the former corporate headquarters in South San Francisco in its entirety, the Company ceased using that space and recorded a $0.3 million lease exit accrual based on the remaining lease rentals, adjusted for the effects of deferred rent and reduced by expected sublease rental income from Veracyte. Other than the South San Francisco facility lease exit accrual, the Company recognizes rent expense on a straight-line basis over the term of each lease, including any periods of free rent. Total lease expense, net of expected future sublease rental income, was approximately $1,288,000 and $1,399,000 for the years 2010 and 2009, respectively. Minimum lease payments under non-cancelable operating leases as of December 31, 2010 were as follows (in thousands):

Year
2011	$359
2012	4
Thereafter	—

Total minimum lease payments	$363

The Company had restricted cash of $158,000 and $281,000 at December 31, 2010 and 2009, respectively, in the form of certificates of deposit. The certificates of deposit serve as collateral for standby letters of credit issued by Silicon Valley Bank on behalf of the Company.